Stockholders' Equity (Deficit) (At-The-Market Equity Offering Program) (Narrative) (Details) - USD ($)	1 Months Ended					3 Months Ended		4 Months Ended	9 Months Ended		12 Months Ended
	Apr. 30, 2015	Dec. 31, 2014	Sep. 30, 2014	May. 31, 2014	Oct. 31, 2013	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of Stockholders Equity Stock Option [Line Items]
Stock issued during period, value, new issues									$ 289,910,000		$ 715,334,000	$ 45,532,000	$ 19,020,000
Stock issued during period, shares, new issues	9,775,000	59,800,000		46,000,000	11,535,200
Proceeds from issuance of common stock	$ 259,325	$ 336,073,000		$ 218,224,000					$ 289,910,000	$ 232,263,000	627,183,000	45,532,000	2,555,000
At-The-Market Equity Offering Program [Member]
Schedule of Stockholders Equity Stock Option [Line Items]
Stock issued during period, shares, new issues						0		7,712,046	656,711
Proceeds from issuance of common stock								$ 45,280,000
Proceeds from issuance of common stock, net						$ 0		44,302,000	$ 18,292,000
Stock remaining to be issued, remaining value		$ 54,720,000						$ 54,720,000			54,720,000
At-The-Market Equity Offering Program [Member] | Scenario, Plan [Member]
Schedule of Stockholders Equity Stock Option [Line Items]
Stock issued during period, value, new issues			$ 100,000,000				$ 100,000,000
Parent Company [Member]
Schedule of Stockholders Equity Stock Option [Line Items]
Stock issued during period, value, new issues									$ 289,910,000		$ 715,334,000	$ 45,532,000	$ 19,020,000